THE ADVISORS’ INNER CIRCLE FUND III

Knights of Columbus Core Bond Fund

Knights of Columbus Limited Duration Fund

(the “Funds”)

Supplement dated January 20, 2026 to the Funds’ Summary Prospectuses and Prospectus, each dated March 1, 2025, as supplemented.

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and the Prospectus and should be read in conjunction with the Summary Prospectuses and Prospectus.

Deepak Devaraj has joined Knights of Columbus Asset Advisors LLC (“KoCAA”), the Funds’ investment adviser, and has been named President and Chief Investment Officer. Mr. Devaraj will also be part of the Fixed Income Investment Team and serve as a Co-Portfolio Manager of the Knights of Columbus Core Bond Fund and the Knights of Columbus Limited Duration Fund. Accordingly, effective immediately, the Summary Prospectuses and Prospectus are hereby amended and supplemented as follows:

1.	In the “Portfolio Managers” sections of the Summary Prospectuses, and the corresponding sections of the Prospectus, the following disclosure relating to Mr. Devaraj is hereby added:

Mr. Deepak Devaraj, President and Chief Investment Officer of Knights of Columbus Asset Advisors, has managed the Fund since 2026.

2.	In the “Portfolio Managers – Knights of Columbus Asset Advisors” section of the Prospectus, the following disclosure relating to Mr. Devaraj is hereby added:

Mr. Deepak Devaraj joined Knights of Columbus Asset Advisors as President and Chief Investment Officer in 2026. Mr. Devaraj oversees the management of all mutual fund strategies and the Knights of Columbus’ General Account investment portfolio. In addition, Mr. Devaraj leads the KoCAA internal Investment Department, including fixed income and equity strategies, and provides oversight of KoCAA’s externally managed investment programs. Prior to joining KoCAA, Mr. Devaraj served as the Global Head of Electronic Trading at Oppenheimer & Co. He has held senior leadership roles in trading, portfolio construction and electronic market innovation, and has built technology-driven platforms used by institutional investors to improve transparency, pricing and execution.

3.	In the “Portfolio Managers” sections of the Summary Prospectuses, and the corresponding sections of the Prospectus, the disclosure relating to Mr. Gentile is hereby deleted and replaced with the following:

Mr. Nicholas Gentile, CFA, Senior Vice President and Portfolio Manager, has managed the Fund since 2019.

4.	In the “Portfolio Managers – Knights of Columbus Asset Advisors” section of the Prospectus, the disclosure relating to Mr. Gentile is hereby deleted and replaced with the following:

Mr. Nicholas Gentile, CFA, Senior Vice President and Portfolio Manager, joined Knights of Columbus Asset Advisors in 2013. Mr. Gentile is the Co-Head of the Fixed Income Investment Team and the lead on investing and trading in residential mortgage and asset backed securities, collateralized debt obligation, and in government sectors. Prior to his role as Senior Vice President and Co-Head of Investment Income, Mr. Gentile served as Senior Structured Trader and Portfolio Manager from 2019 to 2025 and as an analyst from 2013 to 2019 covering the asset-backed sector. In addition to his work in fixed income trading, Mr. Gentile is also responsible for managing the fixed income analytics process as well as client asset allocation and modeling. Mr. Gentile earned a B.S. in Business Administration with a concentration in Finance from Bryant University graduating Summa Cum Laude and is a member of Beta Gamma Sigma Honor Society. Mr. Gentile holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the Hartford CFA Society.

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KOC-SK-014-0100

THE ADVISORS’ INNER CIRCLE FUND III

Knights of Columbus Core Bond Fund

Knights of Columbus Limited Duration Fund

(the “Funds”)

Supplement dated January 20, 2026 to the Funds’ Statement of Additional Information dated March 1, 2025, as supplemented.

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Deepak Devaraj has joined Knights of Columbus Asset Advisors LLC (“KoCAA”), the Funds’ investment adviser, and has been named President and Chief Investment Officer. Mr. Devaraj will also be part of the Fixed Income Investment Team and serve as a Co-Portfolio Manager of the Knights of Columbus Core Bond Fund and the Knights of Columbus Limited Duration Fund. Accordingly, effective immediately, the Statement of Additional Information is hereby amended and supplemented as follows:

1.	The following row is added to the table relating to the “Fund Shares Owned by Portfolio Managers” on page S-46:

Name	Dollar Range of Fund Shares Owned
Deepak Devaraj*	None

*	Valuation date is January 13, 2026.

2.	The following row is added to the “Other Accounts” managed by portfolio managers of the Funds on page S-47:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Deepak Devaraj*	0	$0	0	$0	0	$0

*	Valuation date is January 13, 2026.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KOC-SK-015-0100